Other Investments - Summary of Gains Recognized Upon Increase in Fair Value on Other Investments (Parenthetical) (Detail)		12 Months Ended
	Mar. 16, 2017 CAD ($)	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Other Investments [line items]
Proceeds from sale of shares		$ 967,000	$ 10,879,000
Cash payment for shares purchased			1,016,000
Share price		$ 9.37	$ 3.66
Canopy Growth Corporation [member]
Other Investments [line items]
Shares sold | shares		18,436	7,374
Proceeds from sale of shares		$ 687,000	$ 88,000
Evergreen Medicinal Supply Inc. [member]
Other Investments [line items]
Cash payment for shares purchased	$ 100,000
Option exercised for the acquisition of equity	$ 500,000
Option exercised to acquire additional equity percentage	5.00%
Total additional investment subscribed but not received	$ 600,000
AbCann Global Corp. [member]
Other Investments [line items]
Shares sold | shares		182,927
Proceeds from sale of shares		$ 280,000
Warrant exercised | shares		182,927	3,658,537
Cash paid to exercise warrants		$ 113,000	$ 2,268,000
Assumptions used to calculate fair value of warrants,risk free rate			1.66%
Assumptions used to calculate fair value of warrants,volatility			65.00%
Share price			$ 1.53
Assumptions used to calculate fair value of warrants,expected life			9 months 3 days
Assumptions used to calculate fair value of warrants,dividend yield			0.00%
Panda Capital Inc [member]
Other Investments [line items]
Shares sold | shares			8,770,001
Proceeds from sale of shares			$ 9,859,000
Cash payment for shares purchased			$ 1,016,000
The Hydropothecary Corporation [member]
Other Investments [line items]
Shares sold | shares			550,002
Proceeds from sale of shares			$ 932,000
Stockholders' equity, stock split, conversion ratio			6